Leases (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Leases (Details) [Line Items]
Lease costs		$ 256,676	$ 74,052	$ 770,049	$ 215,713
Lease agreements payments		$ 300,593	$ 77,734	$ 840,549	$ 226,420	$ 304,291	$ 298,291
Discount rate		8.00%		8.00%		6.00%
Operating lease liabilities	$ 159,740
Right use of asset						$ 667,712	$ 502,966
weighted-average remaining lease term						1 year	2 years
Discount rate on lease liabilities						5.80%	6.00%
Lessee, Operating Lease, Liability, to be Paid, Year Five						$ 4,000,000
Minimum [Member]
Leases (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term		2 years		2 years
Weighted-average remaining lease term						2 years
Maximum [Member]
Leases (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term		5 years		5 years
Weighted-average remaining lease term		4 years		4 years